UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       BAM Management, LLC

Address:    10 Mountainview Road
            Suite 205
            Upper Saddle River, NJ 07458

13F File Number:  028-13504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Hal Mintz
Title:      Managing Member
Phone:      (646) 307-4500

Signature, Place and Date of Signing:


     /s/ Hal Mintz           Upper Saddle River, NJ         November 14, 2011
-----------------------     -------------------------     --------------------
      [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

028-11852                         BAM Capital, LLC
--------------------              ------------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1

Form 13F Information Table Entry Total:                 7

Form 13F Information Table Value Total:           $12,947
                                           (In Thousands)

List of Other Included Managers:

No.      Form 13F File Number              Name

1        028-13502                         Hal Mintz
---      --------------------              -------------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COL 7            COLUMN 8

                              TITLE OF                   VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHR          VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE      SHARED      NONE
BIOSANTE PHARMACEUTICALS INC  COM NEW         09065V203  4,068     1,784,200     CALL  DEFINED      1               1,784,200
BIOSANTE PHARMACEUTICALS INC  COM NEW         09065V203   929        407,600     PUT   DEFINED      1                 407,600
GENVEC INC                    COM NEW         37246C307   313        109,024 SH        DEFINED      1                 109,024
ONCOTHYREON INC               COM             682324108  3,999       668,700     CALL  DEFINED      1                 668,700
ONCOTHYREON INC               COM             682324108  1,085       181,436 SH        DEFINED      1                 181,436
ONCOTHYREON INC               COM             682324108  2,374       397,000     PUT   DEFINED      1                 397,000
RXI PHARMACEUTICALS CORP      COM             74978T109   179        177,406 SH        DEFINED      1                 177,406

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